Average Annual Total Returns - Morgan Stanley Europe Opportunity Fund, Inc. - Classes A, L, I and C - Europe Opportunity Fund, Inc.		12 Months Ended	60 Months Ended	120 Months Ended	128 Months Ended	341 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	35.41%	10.30%	8.52%		6.11% [2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	(1.15%)	6.72%		5.14%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.79%	(1.48%)	6.27%		4.40%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.59%	(0.90%)	5.44%		4.16%
Class L
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	(0.60%)	6.75%		4.66%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	0.24%	7.65%		5.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	(0.85%)	6.64%	4.76%

[1]
4	The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. “Net dividends” reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. It is not possible to invest directly in an index.

[2]
5	Since Inception reflects the inception date of Class A shares.

[3]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

[4]
3	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.